Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Liabilities Recognized Related to Restructuring Plan	The following table summarizes the liabilities recognized related to the 2023 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$-	$-	$-	$-
Additions	9.2	-	3.6	12.8
Cash payments	-	-	(1.0)	(1.0)
Non-cash activity	-	-	2.4	2.4
Balance, December 31, 2023	9.2	-	5.0	14.2

Expense incurred since the start of the 2023 Restructuring Plan	$9.2	$-	$3.6	$12.8

Expense estimated to be recognized for the 2023 Restructuring Plan	$85.0	$-	$15.0	$100.0
The following table summarizes the liabilities recognized related to the 2021 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2020	$-	$-	$-	$-
Additions	19.5	2.3	10.3	32.1
Cash payments	-	-	-	-
Foreign currency exchange rate changes	-	-	-	-
Balance, December 31, 2021	19.5	2.3	10.3	32.1
Additions	33.6	49.5	16.6	99.7
Cash payments	(43.4)	(27.8)	(23.9)	(95.1)
Foreign currency exchange rate changes	0.8	1.0	0.1	1.9
Balance, December 31, 2022	10.5	25.0	3.1	38.6
Additions	6.0	22.0	9.3	37.3
Cash payments	(12.5)	(30.2)	(9.6)	(52.3)
Foreign currency exchange rate changes	0.2	0.8	0.1	1.1
Balance, December 31, 2023	$4.2	$17.6	$2.9	$24.7

Expense incurred since the start of the 2021 Restructuring Plan	$59.1	$73.8	$36.2	$169.1

Expense estimated to be recognized for the 2021 Restructuring Plan	$60.0	$80.0	$40.0	$180.0

The following table summarizes the liabilities recognized related to the 2019 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2020	$37.8	$10.9	$15.1	$63.8
Additions	7.3	18.5	49.2	75.0
Cash payments	(28.7)	(12.9)	(64.2)	(105.8)
Foreign currency exchange rate changes	(1.6)	-	(0.1)	(1.7)
Balance, December 31, 2021	14.8	16.5	-	31.3
Additions	29.1	0.7	40.1	69.9
Cash payments	(13.4)	(7.3)	(33.3)	(54.0)
Foreign currency exchange rate changes	(1.6)	(0.9)	(0.4)	(2.9)
Balance, December 31, 2022	28.9	9.0	6.4	$44.3
Additions	17.4	-	24.1	41.5
Cash payments	(2.1)	(3.4)	(27.7)	(33.2)
Foreign currency exchange rate changes	(0.4)	-	0.1	(0.3)
Balance, December 31, 2023	$43.8	$5.6	$2.9	$52.3

Expense incurred since the start of the 2019 Restructuring Plan	$125.7	$35.0	$158.7	$319.4

Expense estimated to be recognized for the 2019 Restructuring Plan	$155.0	$35.0	$180.0	$370.0

Summary of Location on Consolidated Statement of Earnings and Type of Cost for Restructuring Plan

The following table summarizes the location on our consolidated statement of earnings and type of cost for our 2019 Restructuring Plan (in millions):

	Year Ended December 31, 2023
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$8.2	$8.2
Restructuring and other cost reduction initiatives	17.4	-	15.9	33.3
	$17.4	$-	$24.1	$41.5